Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of carrying amounts of right-of-use assets
Motor vehicles
At January 1, 2019 (the lease commencement date)	19
Additions	92
Depreciation expense	(28)
As at December 31, 2019	83

Schedule of carrying amounts of lease liabilities
Motor vehicles
At January 1, 2019 (the lease commencement date)	19
Additions	79
Accretion of interest	8
Payments	(31)
As at December 31, 2019	75
Current	36

Schedule of amounts recognized in profit or loss
Year ended December 31, 2019
Depreciation expense of right-of-use assets	28
Interest expense on lease liabilities	8
Total amount recognized in profit or loss	36